UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund:	BlackRock Multi-State Municipal Series Trust
BlackRock New Jersey Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2011

Date of reporting period: 02/28/2011

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2011 (Unaudited)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 78.7%

Corporate — 4.0%
New Jersey EDA, RB, AMT:
American Airlines Inc. Project, 7.10%, 11/01/31	$1,075	$930,359
Continental Airlines Inc. Project, 6.25%, 9/15/19	3,000	2,890,470
Continental Airlines Inc. Project, 6.40%, 9/15/23	500	479,215
Disposal, Waste M Management of New Jersey, Series A, Mandatory Put Bonds, 5.30%, 6/01/15 (a)	2,000	2,091,620
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	1,445	1,442,081
Newark Airport Marriott Hotel, 7.00%, 10/01/14	1,250	1,255,075

		9,088,820

County/City/Special District/School District — 5.0%
City of Perth Amboy New Jersey, GO, CAB (AGM) (b):
5.18%, 7/01/35	1,250	1,106,088
5.26%, 7/01/36	300	264,372
County of Middlesex New Jersey, COP, Refunding (NPFGC), 5.00%, 8/01/22	200	202,076
Essex County Improvement Authority, RB, Newark Project, Series A (AGM):
5.00%, 11/01/20	735	735,007
6.00%, 11/01/30	1,090	1,115,582
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	1,500	1,590,030
Middlesex County Improvement Authority, RB:
Golf Course Projects, 5.25%, 6/01/26	1,705	1,767,284
Senior, Heldrich Center Hotel, Series A, 5.00%, 1/01/15	730	407,143
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	1,775	1,525,417
Salem County Improvement Authority, RB, Finlaw Street Office Building (AGM), 5.38%, 8/15/28	530	531,277
South Jersey Port Corp., Refunding RB, AMT, 5.20%, 1/01/23	1,500	1,481,640

Municipal Bonds	Par (000)	Value

New Jersey (continued)

County/City/Special District/School District (concluded)
Union County Improvement Authority, LRB, Madison Redevelopment Project (AGM), 5.00%, 3/01/25	$500	$514,230

		11,240,146

Education — 14.3%
New Jersey EDA, RB, Duke Farms Foundation Project, Series B, 5.00%, 7/01/48	1,500	1,489,605
New Jersey EDA, Refunding RB, Seeing Eye Inc. Project (AMBAC), 5.00%, 12/01/24	5,500	5,284,235
New Jersey Educational Facilities Authority, RB:
Fairleigh Dickinson University, Series D (ACA), 5.25%, 7/01/32	1,500	1,308,465
Georgian Court College Project, Series C, 6.50%, 7/01/13 (c)	750	851,040
Princeton University, Series B, 4.25%, 7/01/40	1,500	1,364,190
Rider University, Series C (Radian), 5.00%, 7/01/37	2,400	2,036,520
Rowan University, Series C (NPFGC), 5.13%, 7/01/14 (c)	715	807,142
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,750	3,702,937
Georgian Court University, Series D, 5.00%, 7/01/33	500	442,795
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	800	781,968
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	295	241,443
Rowan University, Series B (AGC), 5.00%, 7/01/27	1,250	1,283,125
Rowan University, Series B (AGM), 3.00%, 7/01/27	220	175,065
Rowan University, Series B (AGM), 3.00%, 7/01/28	285	221,362
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	1,400	1,255,982
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	2,500	2,746,700
William Paterson University, Series C (AGC), 5.00%, 7/01/38	3,200	3,093,344

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2011	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Education (concluded)
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	$100	$96,947
5.00%, 12/01/26	650	625,930
New Jersey State Higher Education Assistance Authority, RB, Series A, AMT (AMBAC), 5.30%, 6/01/17	15	15,017
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC):
5.13%, 12/01/22	250	251,203
5.50%, 12/01/27	2,030	2,016,196
5.00%, 12/01/31	1,000	899,620
University of Medicine & Dentistry of New Jersey, COP:
(AMBAC), 5.00%, 4/15/22	250	250,800
(NPFGC), 5.00%, 6/15/29	1,000	937,210

		32,178,841

Health — 16.3%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	1,850	1,463,794
New Jersey EDA, RB:
CAB, St. Barnabas Health, Series A (NPFGC), 5.62%, 7/01/23 (d)	4,000	1,572,440
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	1,000	828,290
First Mortgage, Presbyterian Homes, Series A, 6.38%, 11/01/31	1,330	1,116,189
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/24	875	864,238
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/32	500	450,250
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,423,770
Seabrook Village Inc. Facility, 5.25%, 11/15/26	2,000	1,686,240
Seabrook Village Inc. Facility, 5.25%, 11/15/36	600	466,680
New Jersey Health Care Facilities Financing Authority, RB:
Children’s Specialized Hospital, Series A, 5.50%, 7/01/36	460	404,726
Hunterdon Medical Center, Series A, 5.25%, 7/01/25	750	733,688
Hunterdon Medical Center, Series A, 5.13%, 7/01/35	1,100	985,292
Kennedy Health System, 5.50%, 7/01/21	2,000	2,000,620
Meridian Health, Series I (AGC), 5.00%, 7/01/38	1,920	1,818,643
Pascack Valley Hospital Association, 6.00%, 7/01/13 (e)(f)	830	8
RWJ Health Care Corp., Series B (Radian), 5.00%, 7/01/25	250	225,938
Virtua Health (AGC), 5.50%, 7/01/38	3,620	3,677,775
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Atlantic City Medical System, 6.25%, 7/01/17	505	523,256

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
Bayshore Community Hospital (Radian), 5.13%, 7/01/32	$1,500	$1,161,750
CAB, St. Barnabas Health, Series B, 5.89%, 7/01/30 (d)	4,500	1,013,040
CAB, St. Barnabas Health, Series B, 5.68%, 7/01/36 (d)	7,360	950,986
CAB, St. Barnabas Health, Series B, 5.74%, 7/01/37 (d)	7,000	823,830
Capital Health System Obligation Group, Series A, 5.75%, 7/01/13 (c)	600	662,250
General Hospital Center at Passaic (AGM), 6.75%, 7/01/19 (g)	125	153,435
Hackensack University Medical Center (AGC), 5.25%, 1/01/36	3,600	3,488,076
Holy Name Medical Center, 5.00%, 7/01/25	500	434,895
Robert Wood Johnson, 5.00%, 7/01/31	1,500	1,433,505
South Jersey Hospital, 5.00%, 7/01/46	3,150	2,738,704
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,190	3,561,709

		36,664,017

Housing — 8.4%
Middlesex County Improvement Authority, RB, New Brunswick Apartments Rental Housing, AMT (Fannie Mae), 5.15%, 2/01/24	2,945	2,951,273
New Jersey State Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 4.70%, 11/01/25	2,100	2,083,830
S/F Housing, Series U, AMT, 4.90%, 10/01/27	2,500	2,394,950
S/F Housing, Series U, AMT, 4.95%, 10/01/32	640	595,955
S/F Housing, Series X, AMT, 4.85%, 4/01/16	2,000	2,026,680
Series AA, 6.50%, 10/01/38	1,815	1,954,301
New Jersey State Housing & Mortgage Finance Agency, Refunding RB:
S/F Housing, Series T, AMT, 4.65%, 10/01/32	3,900	3,530,514
Series B (AGM), 6.15%, 11/01/20	195	195,250
Series B (AGM), 6.25%, 11/01/26	940	940,827
Newark Housing Authority, RB, South Ward Police Facility (AGC):
5.75%, 12/01/30	625	646,656
6.75%, 12/01/38	1,425	1,573,385

		18,893,621

State — 18.3%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 5.17%, 11/01/24 (d)	10,000	5,301,400
CAB, Series B, 5.24%, 11/01/27 (d)	4,135	1,797,195
Election of 2005, Series A, 5.80%, 11/01/22	1,640	1,860,892

2	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2011

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (continued)

State (concluded)
Garden State Preservation Trust, RB (AGM) (concluded):
Election of 2005, Series A, 5.75%, 11/01/28	$2,080	$2,336,235
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series R (NPFGC), 4.95%, 7/01/21 (d)	1,675	960,529
Cigarette Tax, 5.63%, 6/15/19	520	519,958
Cigarette Tax, 5.75%, 6/15/29	5,790	5,191,719
Cigarette Tax (Radian), 5.50%, 6/15/31	125	107,363
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/27	2,000	2,015,160
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/29	1,100	1,103,278
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	425	426,130
Newark Downtown District Management Corp., 5.13%, 6/15/37	350	290,843
School Facilities Construction, Series L (AGM), 5.00%, 3/01/30	1,700	1,702,431
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	1,500	1,528,425
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,052,550
School Facilities, Series U (AMBAC), 5.00%, 9/01/37	500	463,360
New Jersey EDA, Refunding RB:
CAB, Economic Fund, Series A (NPFGC), 5.25%, 3/15/21 (d)	2,000	1,227,280
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,000	988,280
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,496,225
New Jersey Educational Facilities Authority, RB, Public Library Project Grant Issue, Series A (AMBAC), 5.50%, 9/01/19	1,120	1,183,168
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC), 5.50%, 3/01/21	805	863,854
New Jersey Transportation Trust Fund Authority, RB, CAB, Transportation System, Series C (AMBAC), 5.05%, 12/15/35 (d)	1,380	260,861
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (NPFGC), 5.50%, 12/15/21	1,800	1,930,806
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/29	1,000	1,003,920
5.25%, 6/15/30	1,110	1,109,911
State of New Jersey, GO, Refunding, Series N (NPFGC), 5.50%, 7/15/17	3,000	3,462,780

		41,184,553

Municipal Bonds	Par (000)	Value

New Jersey (concluded)

Tobacco — 0.7%
Tobacco Settlement Financing Corp. New Jersey, RB, 7.00%, 6/01/13 (c)	$1,445	$1,641,347

Transportation — 8.5%
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	1,875	1,813,725
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C:
4.88%, 1/01/46	1,000	903,450
5.25%, 1/01/46	4,900	4,799,844
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 5.22%, 1/01/15 (d)	1,510	1,168,634
Series C (AGM), 5.00%, 1/01/30	2,500	2,544,375
Series I, 5.00%, 1/01/35	2,500	2,428,625
New Jersey State Turnpike Authority, Refunding RB, Series C (NPFGC), 6.50%, 1/01/16	545	634,615
New Jersey Transportation Trust Fund Authority, RB (d):
CAB, Transportation System, Series A, 6.63%, 12/15/38	10,000	1,575,500
Transportation System, Series A, 6.23%, 12/15/32	10,000	2,402,800
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/42	1,000	967,960

		19,239,528

Utilities — 3.2%
Cumberland County Improvement Authority, RB, Series A, 5.00%, 7/01/11 (c)	900	914,175
New Jersey EDA, RB, New Jersey American Water Co., Inc. Project, Series A, AMT (AMBAC), 5.25%, 11/01/32	1,250	1,199,913
New Jersey EDA, Refunding RB, New Jersey American Water Co., Series D, AMT, 4.88%, 11/01/29	1,000	935,300
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 5.41%, 8/01/21 (d)	5,000	2,852,150
Passaic Valley Water Commission, RB, Series A, 6.00%, 12/15/24	1,195	1,300,088

		7,201,626

Total Municipal Bonds in New Jersey		177,332,499

Guam — 0.9%

State — 0.5%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	970	1,010,255

Utilities — 0.4%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	1,000	952,960

Total Municipal Bonds in Guam		1,963,215

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2011	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Multi-State — 1.5%

Housing — 1.5%
MuniMae TE Bond Subsidiary LLC, 7.50%, 6/30/49 (a)(h)(i)	$3,659	$3,402,693

Northern Mariana Islands — 0.1%

State — 0.1%
Commonwealth of the Northern Mariana Islands, GO, Series A, 6.75%, 10/01/33	150	137,631

New York — 4.7%

Transportation — 4.7%
Port Authority of New York & New Jersey, RB:
Consolidated, 85th Series, 5.20%, 9/01/18	1,000	1,143,310
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,131,930
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/11	1,750	1,785,980
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/22	2,000	1,944,100
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 155th Series, AMT, 4.75%, 4/15/37	5,000	4,566,950

Total Municipal Bonds in New York		10,572,270

Pennsylvania — 1.3%

Transportation — 1.3%
Delaware River Joint Toll Bridge Commission, Refunding RB, 5.00%, 7/01/24	2,450	2,491,503
Delaware River Port Authority, Refunding RB, Port District Project, Series A (AGM), 5.20%, 1/01/27	350	351,894

Total Municipal Bonds in Pennsylvania		2,843,397

Puerto Rico — 10.7%

Corporate — 0.5%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	1,345	1,156,714

County/City/Special District/School District — 0.5%
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.76%, 8/01/41 (d)	7,750	1,032,843

State — 5.9%
Commonwealth of Puerto Rico, GO:
Public Improvement (AGM), 5.50%, 7/01/19	3,000	3,219,480
Public Improvement, Series A, 5.25%, 7/01/16 (c)	310	367,527
Commonwealth of Puerto Rico, GO, Refunding:
Public Improvement, Series A (NPFGC), 5.50%, 7/01/21	1,000	1,019,680

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

State (concluded)
Commonwealth of Puerto Rico, GO, Refunding (concluded):
Public Improvement, Series A-4 (AGM), 5.25%, 7/01/30	$645	$624,405
Public Improvement, Series C, 6.00%, 7/01/39	1,500	1,456,140
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/30	1,250	1,246,950
Puerto Rico Municipal Finance Agency, GO, Series A (AGM), 5.00%, 8/01/21	1,250	1,269,412
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	4,250	4,198,575

		13,402,169

Transportation — 0.9%
Puerto Rico Highway & Transportation Authority, Refunding RB:
Series M, 5.00%, 7/01/32	1,200	1,057,848
Series N (AGC), 5.25%, 7/01/34	1,000	937,340

		1,995,188

Utilities — 2.9%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	1,000	933,940
Puerto Rico Electric Power Authority, RB:
Series TT, 5.00%, 7/01/37	1,250	1,057,825
Series XX, 5.25%, 7/01/40	4,000	3,474,440
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/29	1,220	1,159,268

		6,625,473

Total Municipal Bonds in Puerto Rico		24,212,387

U.S. Virgin Islands — 0.9%

Corporate — 0.9%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	1,400	1,400,028
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 5.88%, 7/01/22	750	692,340

Total Municipal Bonds in the U.S. Virgin Islands		2,092,368

Total Long-Term Investments (Cost – $230,363,708) – 98.8%		222,556,460

Short-Term Securities	Shares

BIF New Jersey Municipal Money Fund, 0.04% (j)(k)	—	(l)	114

Total Short-Term Securities (Cost – $114) – 0.0%			114

4	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2011

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Value

Total Investments (Cost – $230,363,822*) – 98.8%	$222,556,574
Other Assets Less Liabilities – 1.2%	2,599,930

Net Assets – 100.0%	$225,156,504

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$230,110,229

Gross unrealized appreciation	$4,740,190
Gross unrealized depreciation	(12,293,845)

Net unrealized depreciation	$(7,553,655)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)	Security is collateralized by Municipal or US Treasury obligations.

(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(j)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2010	Net Activity	Shares Held at February 28, 2011	Income

BIF New Jersey Municipal Money Fund	796,049	(795,935)	114	$1,104

(k)	Represents the current yield as of report date.

(l)	Amount is less than $1,000.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2011	5

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Fund

•	Financial futures contracts sold as of February 28, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

69	30-Year U.S. Treasury Bond	Chicago Board of Trade	June 2011	$8,220,650	$(83,069)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of February 28, 2011 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$222,556,460	—	$222,556,460
Short-Term Securities	$114	—	—	114

Total	$114	$222,556,460	—	$222,556,574

[1]	See above Schedule of Investments for values in each sector.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Interest rate contracts	$(83,069)	—	—	$(83,069)

[2]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2011	6

Schedule of Investments February 28, 2011 (Unaudited)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania — 78.9%

Corporate — 5.1%
Bradford County IDA, Refunding RB,
International Paper Co. Project,
Series B, AMT, 5.20%, 12/01/19	$1,000	$995,820
Delaware County IDA Pennsylvania, RB,
Water Facilities, Aqua Pennsylvania
Inc. Project, Series C, AMT (NPFGC),
5.00%, 2/01/35	5,670	5,245,374
Pennsylvania Economic Development
Financing Authority, RB, Series A:
Aqua Pennsylvania Inc. Project,
5.00%, 10/01/39	3,000	2,898,060
Aqua Pennsylvania Inc. Project,
AMT, 6.75%, 10/01/18	9,400	10,907,478
Waste Management Inc. Project,
AMT, 5.10%, 10/01/27	300	277,830
Pennsylvania Economic Development
Financing Authority, Refunding RB,
Aqua Pennsylvania Inc. Project,
Series A, AMT, 5.00%, 12/01/34	1,540	1,421,189
Washington County IDA Pennsylvania,
Refunding RB, West Pennsylvania,
Mitchell, Series G (AMBAC), 6.05%,
4/01/14	2,500	2,504,075

		24,249,826

County/City/Special District/School District — 15.8%
Coatesville School District, GO (AGM),
5.00%, 8/01/25	6,585	6,885,539
County of Allegheny Pennsylvania, GO,
Refunding, Series C-57 (NPFGC),
5.00%, 11/01/21	5,775	5,876,005
County of York Pennsylvania, GO,
5.00%, 3/01/36	2,500	2,496,450
Delaware Valley Regional Financial
Authority, RB:
5.75%, 7/01/32	20,600	20,398,326
Series A (AMBAC), 5.50%, 8/01/28	15,500	15,743,040
Delaware Valley Regional Financial
Authority, Refunding RB, Series A,
5.50%, 6/01/37	7,500	7,625,100
Philadelphia Redevelopment Authority,
RB, Quality Redevelopment
Neighborhood, Series B, AMT
(NPFGC), 5.00%, 4/15/27	415	383,356
Philadelphia School District, GO, Series
E, 6.00%, 9/01/38	8,600	8,861,526

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)

County/City/Special District/School District (concluded)
Souderton Area School District
Pennsylvania, GO (NPFGC), 5.00%,
11/15/22	$4,290	$4,531,398
West Chester Area School District
Pennsylvania, GO, Series A (AGM),
5.00%, 5/15/22	1,560	1,676,392

		74,477,132

Education — 16.6%
Adams County IDA, Refunding RB,
Gettysburg College:
5.00%, 8/15/24	950	972,648
5.00%, 8/15/25	980	994,749
5.00%, 8/15/26	810	815,451
4.50%, 8/15/27	2,360	2,228,619
Cumberland County Municipal Authority,
RB, AICUP Financing Program,
Dickinson College Project, 5.00%,
11/01/39	1,000	947,500
Delaware County Authority
Pennsylvania, RB, Villanova University,
5.25%, 12/01/31	600	615,624
Delaware County Authority, RB,
Haverford College:
5.00%, 11/15/35	6,070	6,052,457
5.00%, 11/15/40	3,700	3,643,427
Lancaster Higher Education Authority,
RB, Franklin & Marshall College
Project, 5.00%, 4/15/37	2,930	2,818,250
Pennsylvania Higher Educational
Facilities Authority, RB:
Drexel University, Series A (NPFGC),
5.00%, 5/01/37	4,000	3,672,080
State System of Higher Education,
Series A (NPFGC), 5.00%, 6/15/26	3,300	3,405,831
Thomas Jefferson University,
5.00%, 3/01/40	11,000	10,192,160
Pennsylvania Higher Educational
Facilities Authority, Refunding RB:
State System of Higher Education,
Series AL, 5.00%, 6/15/35	9,500	9,380,870
University of the Sciences
Philadelphia (AGC), 5.00%,
11/01/32	5,000	5,002,800

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
HUD	U.S. Department of Housing and Urban Development
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2011	1

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)

Education (concluded)
Pennsylvania State University,
Refunding RB, Series A:
5.00%, 8/15/28	$5,045	$5,224,804
5.00%, 8/15/29	2,000	2,067,640
Philadelphia Authority for Industrial
Development, RB, Amern College of
Physicians:
5.50%, 6/15/20	6,370	6,378,918
5.50%, 6/15/25	8,315	8,319,989
Swarthmore Borough Authority,
Refunding RB, Series A, 4.30%,
9/15/28	5,400	5,399,892

		78,133,709

Health — 19.4%
Allegheny County Hospital Development
Authority, RB, Health Center, UPMC
Health, Series B (NPFGC), 6.00%,
7/01/25	6,750	7,456,522
Allegheny County Hospital Development
Authority, Refunding RB, Health
System, West Penn, Series A:
5.00%, 11/15/28	4,750	3,208,435
5.38%, 11/15/40	5,870	3,761,320
Allegheny County IDA Pennsylvania,
Refunding RB:
Commercial Development, MPB
Associate Project (AGM), 7.70%,
12/01/13	1,855	2,026,884
Residential Resource Inc. Project,
5.13%, 9/01/31	885	721,479
Bucks County IDA, RB, Ann’s Choice Inc.
Facility, Series A, 5.90%, 1/01/27	770	703,341
Cumberland County Municipal Authority,
RB, Diakon Lutheran, 6.38%,
1/01/39	3,000	2,940,360
Dauphin County General Authority,
Refunding RB, Pinnacle Health
System Project, Series A, 6.00%,
6/01/29	5,000	4,923,200
Franklin County IDA Pennsylvania, RB,
Chambersburg Hospital Project,
5.38%, 7/01/42	6,370	5,785,043
Fulton County IDA, RB, Fulton County
Medical Center Project, 5.90%,
7/01/40	500	394,645
Lancaster County Hospital Authority, RB,
Brethren Village Project, Series A,
6.50%, 7/01/40	1,750	1,589,193
Lebanon County Good Samaritan
Hospital Authority, Refunding RB,
Pleasant View Retirement, Series A,
5.30%, 12/15/26	1,000	852,900
Lycoming County Authority, Refunding
RB, Susquehanna Health System
Project, Series A, 5.75%, 7/01/39	3,080	2,815,613
Monroe County Hospital Authority
Pennsylvania, Refunding RB, Hospital,
Pocono Medical Center, 5.13%,
1/01/37	4,140	3,622,831

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)

Health (concluded)
Montgomery County Higher Education &
Health Authority, Refunding RB,
Series A:
Abington Memorial Hospital, 5.13%,
6/01/33	$4,860	$4,526,993
Health Care, Holy Redeemer Health,
(AMBAC), 5.25%, 10/01/27	8,900	7,658,628
Montgomery County IDA Pennsylvania,
RB:
Acts Retirement Life Community,
Series A, 4.50%, 11/15/36	4,870	3,616,608
Acts Retirement Life Community,
Series A-1, 6.25%, 11/15/29	480	484,757
New Regional Medical Center
Project (FHA), 5.38%, 8/01/38	5,300	5,295,972
Montgomery County IDA Pennsylvania,
Refunding RB, Foulkeways at
Gwynedd Project, Series A, 5.00%,
12/01/24	1,000	938,410
Pennsylvania Higher Educational
Facilities Authority, RB:
University of Pennsylvania Health
System, 5.75%, 8/15/41 (a)	6,775	6,811,856
University of Pennsylvania Health
System, 5.88%, 8/15/41 (a)	1,975	2,000,359
University of Pittsburgh Medical
Center, Series E, 5.00%, 5/15/31	4,800	4,536,960
Philadelphia Hospitals & Higher
Education Facilities Authority,
Refunding RB, Presbyterian Medical
Center, 6.65%, 12/01/19 (b)	3,000	3,655,050
Sayre Health Care Facilities Authority,
Refunding RB, Guthrie Health,
Series A, 5.88%, 12/01/31	320	321,315
South Fork Municipal Authority,
Refunding RB:
Conemaugh Valley Memorial,
Series B (AGC), 5.38%, 7/01/35	3,900	3,694,665
Good Samaritan Medical Center
Project, Series B (NPFGC), 5.38%,
7/01/16	2,875	2,881,957
Southcentral General Authority,
Refunding RB:
Wellspan Health, 5.63%,
5/15/26 (b)	315	321,139
Wellspan Health Obligor Group,
Series A, 6.00%, 6/01/29	3,750	3,946,500

		91,492,935

Housing — 3.1%
Pennsylvania HFA, RB:
Series 94-A, AMT, 5.10%,
10/01/31	3,000	2,853,060
Series 103C, 5.40%, 10/01/33	115	116,906
Pennsylvania HFA, Refunding RB, AMT:
S/F Mortgage, Series 92-A, 4.75%, 4/01/31	2,260	2,060,442
S/F, Series 73A, 5.45%, 10/01/32	2,000	1,969,960
Series 99A, 5.25%, 10/01/32	4,800	4,608,192
Series 99A, 5.15%, 4/01/38	2,200	2,071,432

2	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2011

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)

Housing (concluded)
Philadelphia Authority for Industrial
Development, RB:
Rieder House Project, Series A,
6.10%, 7/01/33	$500	$456,295
Saligman House Project, Series C
(HUD), 6.10%, 7/01/33	500	456,295

		14,592,582

State — 7.8%
Commonwealth Financing Authority, RB,
Series B (AGC), 5.00%, 6/01/31	3,420	3,415,417
Commonwealth of Pennsylvania, GO:
First Series, 5.00%, 10/01/26	2,800	2,962,008
First Series, 5.00%, 3/15/29	3,900	4,054,362
Second Series A, 5.00%, 8/01/24	6,000	6,393,480
Pennsylvania IDA, Refunding RB,
Economic Development (AMBAC),
5.50%, 7/01/16	7,595	7,957,661
State Public School Building Authority,
Refunding RB:
Harrisburg School District Project,
Series A (AGC), 5.00%, 11/15/33	3,050	3,025,234
School District of Philadelphia
Project, Series B (AGM), 5.00%,
6/01/24	9,000	9,203,850

		37,012,012

Transportation — 7.7%
City of Philadelphia Pennsylvania, RB,
Series A:
5.00%, 6/15/40	11,500	10,746,060
AMT (AGM), 5.00%, 6/15/32	9,500	8,589,520
Delaware River Port Authority, RB,
Series D, 5.00%, 1/01/40	7,500	7,254,900
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series E, 6.47%,
12/01/38 (c)	3,350	2,252,172
Series A (AMBAC), 5.50%,
12/01/31	1,600	1,610,640
Sub-Series B, 5.25%, 6/01/39	6,400	6,100,864

		36,554,156

Utilities — 3.4%
Allegheny County Sanitation Authority,
Refunding RB (AGM), 5.00%,
6/01/40	1,000	965,650
City of Philadelphia Pennsylvania, RB:
12th Series B (NPFGC), 7.00%,
5/15/20 (b)	1,545	1,885,070
Ninth Series, 5.25%, 8/01/40	3,300	3,001,977
Series A, 5.25%, 1/01/36	1,450	1,399,207
Series C (AGM), 5.00%, 8/01/40	2,650	2,520,706
Montgomery County IDA Pennsylvania,
RB, Aqua Pennsylvania Inc. Project,
Series A, AMT, 5.25%, 7/01/42	3,900	3,549,780
Pennsylvania Economic Development
Financing Authority, RB, Philadelphia
Biosolids Facility, 6.25%, 1/01/32	2,500	2,518,300

		15,840,690

Total Municipal Bonds in Pennsylvania		372,353,042

Municipal Bonds	Par (000)	Value

Guam — 0.9%

County/City/Special District/School District — 0.4%
Territory of Guam, RB, Section 30,
Series A, 5.63%, 12/01/29	$1,760	$1,730,819

Tobacco — 0.3%
Guam Economic Development &
Commerce Authority, Refunding RB,
Tobacco Settlement Asset-Backed,
5.63%, 6/01/47	1,750	1,501,028

Utilities — 0.2%
Guam Government Waterworks
Authority, Refunding RB, Water,
6.00%, 7/01/25	1,000	968,820

Total Municipal Bonds in Guam		4,200,667

Multi-State — 0.7%

Housing — 0.7%
MuniMae Tax Exempt Bond Subsidiary
LLC, 7.50%, 6/30/49 (d)(e)(f)	3,659	3,402,693

Puerto Rico — 7.8%

Corporate — 0.1%
Puerto Rico Ports Authority, RB, Special
Facilities, American Airlines, Series A,
AMT, 6.25%, 6/01/26	750	615,953

County/City/Special District/School District — 0.3%
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (NPFGC),
5.69%, 8/01/41 (g)	10,000	1,332,700

State — 5.5%
Commonwealth of Puerto Rico, GO,
Refunding, Sub-Series C-7 (NPFGC),
6.00%, 7/01/27	3,000	3,058,500
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities:
Series D, 5.38%, 7/01/33	2,940	2,725,468
Series N, 5.25%, 7/01/17	2,375	2,439,861
Series N, 5.50%, 7/01/27	2,150	2,093,348
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.38%,
8/01/39	15,000	15,527,250

		25,844,427

Tobacco — 0.2%
Children’s Trust Fund, Refunding RB,
Asset-Backed, 5.38%, 5/15/33	1,055	956,568

Transportation — 0.1%
Puerto Rico Highway & Transportation
Authority, RB, Series G, 5.00%,
7/01/33	685	596,697

Utilities — 1.6%
Puerto Rico Aqueduct & Sewer
Authority, RB, Senior Lien, Series A,
6.00%, 7/01/38	3,600	3,362,184
Puerto Rico Electric Power Authority, RB,
Series WW, 5.50%, 7/01/38	4,450	4,041,801

		7,403,985

Total Municipal Bonds in Puerto Rico		36,750,330

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2011	3

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

U.S. Virgin Islands — 0.6%

Corporate — 0.3%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	$1,000	$1,000,020
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 6.13%, 7/01/22	500	471,300

		1,471,320

State — 0.1%
Virgin Islands Public Finance Authority, RB, Senior Lien, Capital Projects, Series A-1, 5.00%, 10/01/39	300	247,221

Utilities — 0.2%
Virgin Islands Water & Power Authority, RB, Series A, 5.00%, 7/01/31	1,000	886,540

Total Municipal Bonds in U.S. Virgin Islands		2,605,081

Total Municipal Bonds – 88.9%		419,311,813

Municipal Bonds Transferred to Tender Option Bond Trusts (h)

Pennsylvania — 22.3%

Education — 5.5%
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Trustees of the University of Pennsylvania, Series C, 4.75%, 7/15/35	11,630	11,238,185
Pennsylvania State University, RB, 5.00%, 3/01/40	10,000	10,014,300
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	4,448	4,643,038

		25,895,523

Health — 6.8%
Berks County Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	10,000	10,067,700
Geisinger Authority, RB, Series A:
5.13%, 6/01/34	7,460	7,094,684
5.25%, 6/01/39	6,000	5,769,000
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Jefferson Health System, Series B, 5.00%, 5/15/40	10,000	9,168,000

		32,099,384

Housing — 2.7%
Pennsylvania HFA, Refunding RB:
Series 105C, 5.00%, 10/01/39	7,500	7,245,150
Series 96-A, AMT, 4.70%, 10/01/37	6,490	5,696,533

		12,941,683

State — 4.7%
Commonwealth of Pennsylvania, GO, First Series, 5.00%, 3/15/28	10,797	11,283,689

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value

Pennsylvania (concluded)

State (concluded)
Pennsylvania Turnpike Commission, RB, Series C of 2003 Pennsylvania Turnpike (NPFGC), 5.00%, 12/01/32	$11,000	$11,006,160

		22,289,849

Transportation — 2.6%
City of Philadelphia Pennsylvania, RB, Series A, AMT (AGM), 5.00%, 6/15/37	14,000	12,191,620

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 22.3%		105,418,059

Total Long-Term Investments (Cost – $538,003,385) – 111.2%		524,729,872

Short-Term Securities	Shares

BIF Pennsylvania Municipal Money Fund, 0.00% (i)(j)	7,970,853	7,970,853

Total Short-Term Securities (Cost – $7,970,853) – 1.7%		7,970,853

Total Investments (Cost – $545,974,238*) – 112.9%		532,700,725
Liabilities in Excess of Other Assets – (0.8)%		(3,742,313)
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (12.1)%		(57,255,826)

Net Assets – 100.0%		$471,702,586

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$488,622,184

Gross unrealized appreciation	$8,038,468
Gross unrealized depreciation	(21,160,026)

Net unrealized depreciation	$(13,121,558)

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Merrill Lynch & Co.	$7,505,143	$92,891
Raymond James.	$1,307,072	$10,829

(b)	Security is collateralized by Municipal or US Treasury obligations.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

4	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2011

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund

(h)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2010	Net Activity	Shares Held at February 28, 2011	Income

BIF Pennsylvania Municipal Money Fund	22,887,186	(14,916,333)	7,970,853	$1

(j)	Represents the current yield as of report date.

•	Financial futures contracts sold as of February 28, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

230	10-Year U.S. Treasury Bond	Chicago Board of Trade	June 2011	$27,258,157	$(122,625)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives. These inputs are summarized in three broad levels for financial statements purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of February 28, 2011 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$524,729,872	—	$524,729,872
Short-Term Securities	$7,970,853	—	—	7,970,853

Total	$7,970,853	$524,729,872	$—	$532,700,725

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2011	5

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Bond Fund

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:		—	—
Interest rate contracts	$(122,625)	—	—	$(122,625)

[2]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

6	BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST	FEBRUARY 28, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-State Municipal Series Trust

Date: April 27, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-State Municipal Series Trust

Date: April 27, 2011